Intangible Assets, net - Narrative (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 3,055,900	$ 389,292	$ 2,464,762
Impairment of intangible assets, finite-lived	$ 0		$ 0	$ 0